Accumulated Benefit Obligations (Detail) In Thousands, unless otherwise specified	Mar. 31, 2012 Domestic plans USD ($)	Mar. 31, 2012 Domestic plans JPY (¥)	Mar. 31, 2011 Domestic plans JPY (¥)	Mar. 31, 2012 Foreign Plans USD ($)	Mar. 31, 2012 Foreign Plans JPY (¥)	Mar. 31, 2011 Foreign Plans JPY (¥)
Defined Benefit Plan Disclosure [Line Items]
Accumulated benefit obligations	$ 3,319,500	¥ 272,199,000	¥ 270,800,000	$ 2,270,622	¥ 186,191,000	¥ 162,737,000